GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of Goodwill by Reporting Segment and Corporate and Other (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Other Intangible Assets [Line Items]
Accumulated impairment losses	$ 0	$ 0	$ 0
Total goodwill, net	4,939	4,917	4,917
Goodwill acquired during year		22
Impairment losses recognized during year	(369)
Balance at December 31, 2017 Goodwill	4,939	4,939	4,917
Individual Retirement
Goodwill And Other Intangible Assets [Line Items]
Accumulated impairment losses	0	0	0
Total goodwill, net	53	53	53
Impairment losses recognized during year	(53)
Balance at December 31, 2017 Goodwill	53	53	53
Group Retirement
Goodwill And Other Intangible Assets [Line Items]
Accumulated impairment losses	0	0	0
Total goodwill, net	122	122	122
Impairment losses recognized during year	(122)
Balance at December 31, 2017 Goodwill	122	122	122
Protection Solutions
Goodwill And Other Intangible Assets [Line Items]
Accumulated impairment losses	0	0	0
Total goodwill, net	139	139	139
Impairment losses recognized during year	(139)
Balance at December 31, 2017 Goodwill	139	139	139
Corporate and Other
Goodwill And Other Intangible Assets [Line Items]
Accumulated impairment losses	0	0	0
Total goodwill, net	55	55	55
Impairment losses recognized during year	(55)
Balance at December 31, 2017 Goodwill	55	55	55
Subtotal
Goodwill And Other Intangible Assets [Line Items]
Accumulated impairment losses	0	0	0
Total goodwill, net	369	369	369
Impairment losses recognized during year	(369)
Balance at December 31, 2017 Goodwill	369	369	369
Investment Management and Research
Goodwill And Other Intangible Assets [Line Items]
Accumulated impairment losses	0	0	0
Total goodwill, net	4,570	4,548	4,548
Goodwill acquired during year		22
Balance at December 31, 2017 Goodwill	$ 4,570	$ 4,570	$ 4,548